Reclassification on comparative figures	12 Months Ended
Dec. 31, 2018
Disclosure of reclassifications or changes in presentation [abstract]
Reclassification on comparative figures
28 Reclassification on comparative figures
To consolidate the presentation of similar items, during 2018, the Company reclassified certain of its prior year comparative balance sheet items as follows:
Prepaid expenses and other current assets
The semi-finished goods inventory of $87 that was classified as inventory as at December 31, 2017 has been reclassified to prepaid expenses and other current assets as at December 31, 2018.
Provision for restructuring and other costs
The current portion of onerous contract provisions of $173 that was classified as payables and accrued liabilities as at December 31, 2017 has been reclassified to provision for restructuring and other costs as at December 31, 2018.
The full balance of provisions, comprising $310 of onerous contract provisions and $718 of non-current portion of provision for restructuring costs, as at December 31, 2017 has been reclassified to provision for restructuring and other costs at December 31, 2018.